Miller Value Partners Appreciation ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Communication Services - 12.3%
AT&T, Inc.	86,636	$1,972,702
Ibotta, Inc. - Class A (a)	24,874	1,618,800
Pinterest, Inc. - Class A (a)	44,972	1,304,188
Ziff Davis, Inc. (a)	56,646	3,078,143
		7,973,833

Consumer Discretionary - 20.3%
Airbnb, Inc. - Class A (a)	9,818	1,290,183
Buckle Inc/The	14,239	723,484
Citi Trends, Inc. (a)	100,523	2,638,729
Coupang, Inc. (a)	127,648	2,805,703
Crocs, Inc. (a)	24,979	2,735,950
Lithia Motors, Inc.	3,065	1,095,523
Perdoceo Education Corp.	66,587	1,762,558
Vroom, Inc. (a)	28,950	150,540
		13,202,670

Consumer Staples - 3.6%
Maplebear, Inc. (a)	56,084	2,322,999

Energy - 4.7%
Alliance Resource Partners LP	52,897	1,390,662
Chord Energy Corp.	576	67,346
TechnipFMC PLC	56,334	1,630,306
		3,088,314

Financials - 23.0%
Bread Financial Holdings, Inc.	66,512	4,061,224
Jackson Financial, Inc. - Class A	22,661	1,973,320
Lincoln National Corp.	74,359	2,357,925
PayPal Holdings, Inc. (a)	22,947	1,958,526
Shift4 Payments, Inc. - Class A (a)	16,539	1,716,417
Toast, Inc. - Class A (a)	44,352	1,616,630
Western Alliance Bancorp	15,049	1,257,193
		14,941,235

Health Care - 11.7%
Centene Corp. (a)	53,874	3,263,687
Semler Scientific, Inc. (a)	56,739	3,063,906
Viatris, Inc.	103,116	1,283,794
		7,611,387

Industrials - 9.6%
Atkore, Inc.	29,947	2,499,077
Builders FirstSource, Inc. (a)	7,158	1,023,093
Masterbrand, Inc. (a)	66,197	967,138
Quad/Graphics, Inc.	250,262	1,744,326
		6,233,634

Miller Value Partners Appreciation ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value
Information Technology - 8.4%
Dropbox, Inc. - Class A (a)	92,342	$2,773,954
Expensify, Inc. - Class A (a)	206,307	691,128
MicroStrategy, Inc. - Class A (a)	6,829	1,977,815
		5,442,897

Real Estate - 3.7%
CTO Realty Growth, Inc.	122,960	2,423,542
TOTAL COMMON STOCKS (Cost $50,937,817)		63,240,510

CONVERTIBLE BONDS - 2.7%	Par	Value
Consumer Discretionary - 2.7%
Vroom, Inc., 0.75%, 07/01/2026 (b)	3,500,000	1,779,225
TOTAL CONVERTIBLE BONDS (Cost $1,756,611)		1,779,225

TOTAL INVESTMENTS - 100.0% (Cost $52,694,428)		65,019,735
Other Assets in Excess of Liabilities - 0.0% (c)		8,548
TOTAL NET ASSETS - 100.0%		$65,028,283
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Issuer is currently in default.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Miller Value Partners Appreciation ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$63,240,510	$–	$–	$63,240,510
Convertible Bonds	–	1,779,225	–	1,779,225
Total Investments	$63,240,510	$1,779,225	$–	$65,019,735

Refer to the Schedule of Investments for further disaggregation of investment categories.